UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04571
Name of Registrant: Vanguard Pennsylvania Tax-Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30th
Date of reporting period: August 31, 2015
Item 1: Schedule of Investments

Vanguard Pennsylvania Tax-Exempt Money Market Fund

Schedule of Investments
As of August 31, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.6%)
Pennsylvania (99.6%)
	Allegheny County PA GO VRDO	0.020%	9/8/15 LOC	3,455	3,455
	Allegheny County PA Higher Education Building
	Authority University Revenue (Carnegie
	Mellon University) VRDO	0.010%	9/1/15	93,320	93,320
1	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	0.020%	9/8/15 LOC	12,000	12,000
	Allegheny County PA Industrial Development
	Authority Revenue (Western Pennsylvania
	School for Blind Children) VRDO	0.020%	9/8/15	10,000	10,000
	Beaver County PA Industrial Development
	Authority Pollution Control Revenue
	(FirstEnergy Generation Project) VRDO	0.010%	9/1/15 LOC	35,925	35,925
1	Berks County PA Municipal Authority Revenue
	(Reading Hospital & Medical Center Project)
	TOB VRDO	0.020%	9/8/15 LOC	58,600	58,600
1	Berks County PA Municipal Authority Revenue
	(Reading Hospital & Medical Center Project)
	TOB VRDO	0.030%	9/8/15	9,750	9,750
1	Berks County PA Municipal Authority Revenue
	(Reading Hospital & Medical Center Project)
	TOB VRDO	0.030%	9/8/15	8,420	8,420
	Bucks County PA GO	4.000%	12/1/15	2,635	2,660
	Bucks County PA GO	2.000%	6/1/16	2,125	2,152
	Bucks County PA Industrial Development
	Authority Hospital Revenue (Grand View
	Hospital) VRDO	0.010%	9/8/15 LOC	14,900	14,900
	Butler County PA General Authority Revenue
	(Erie School District Project) VRDO	0.020%	9/8/15 LOC	12,340	12,340
	Butler County PA General Authority Revenue
	(North Allegheny School District Project)
	VRDO	0.020%	9/8/15	14,050	14,050
	Cambria County PA Industrial Development
	Authority Revenue (American National Red
	Cross) VRDO	0.010%	9/8/15 LOC	16,320	16,320
1	Central Bradford PA Progress Authority
	Revenue (Robert Packer Hospital) TOB
	VRDO	0.020%	9/8/15 LOC	21,780	21,780
	Central Dauphin PA School District GO	6.750%	2/1/16 (Prere.)	1,275	1,310
	Chambersburg PA Authority Revenue (Wilson
	College Project) VRDO	0.030%	9/8/15 LOC	6,700	6,700
	Chester County PA GO	2.500%	9/1/15	1,305	1,305
1	Chester County PA Industrial Development
	Authority Water Facilities Revenue (Aqua
	Pennsylvania Inc. Project) TOB VRDO	0.050%	9/8/15 (13)	15,935	15,935
	Chester PA Water Authority Revenue	3.000%	12/1/15	1,110	1,118
	Dallastown Area PA School District GO	2.000%	5/1/16	1,205	1,219

Delaware County PA Authority Hospital
Revenue (Crozer-Chester Medical Center
Obligated Group) VRDO	0.120%	9/8/15 LOC	2,515	2,515
Delaware County PA Authority Revenue
(Haverford College) VRDO	0.010%	9/8/15	29,545	29,545
Delaware County PA GO	5.000%	10/1/15	1,000	1,004
Delaware County PA Industrial Development
Authority Airport Facilities Revenue (United
Parcel Service Inc.) VRDO	0.010%	9/1/15	59,100	59,100
1 Delaware County PA Industrial Development
Authority Revenue (Aqua Pennsylvania Inc.
Project) TOB VRDO	0.050%	9/8/15 (13)	2,515	2,515
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.040%	9/8/15	2,000	2,000
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.040%	9/8/15	12,000	12,000
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.040%	9/8/15	13,490	13,490
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.010%	9/8/15 LOC	16,885	16,885
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.010%	9/8/15 LOC	20,000	20,000
East Penn PA School District GO	2.000%	10/1/15	1,960	1,963
Easton PA Area School District GO	7.500%	4/1/16 (Prere.)	1,000	1,042
Easton PA Area School District GO	7.500%	4/1/16 (Prere.)	1,275	1,328
Emmaus PA General Authority Revenue VRDO	0.010%	9/8/15 LOC	8,000	8,000
Emmaus PA General Authority Revenue VRDO	0.010%	9/8/15 LOC	17,900	17,900
Emmaus PA General Authority Revenue VRDO	0.010%	9/8/15 LOC	15,200	15,200
Emmaus PA General Authority Revenue VRDO	0.010%	9/8/15 LOC	10,000	10,000
Emmaus PA General Authority Revenue VRDO	0.010%	9/8/15 LOC	7,900	7,900
Emmaus PA General Authority Revenue VRDO	0.010%	9/8/15 LOC	4,900	4,900
Emmaus PA General Authority Revenue VRDO	0.010%	9/8/15 LOC	11,700	11,700
Emmaus PA General Authority Revenue VRDO	0.010%	9/8/15 LOC	12,500	12,500
Emmaus PA General Authority Revenue VRDO	0.010%	9/8/15 LOC	7,100	7,100
Emmaus PA General Authority Revenue VRDO	0.010%	9/8/15 LOC	500	500
Emmaus PA General Authority Revenue VRDO	0.010%	9/8/15 LOC	2,200	2,200
Emmaus PA General Authority Revenue VRDO	0.010%	9/8/15 LOC	6,800	6,800
Emmaus PA General Authority Revenue VRDO	0.010%	9/8/15 LOC	6,700	6,700
Emmaus PA General Authority Revenue VRDO	0.020%	9/8/15 LOC	1,200	1,200
Emmaus PA General Authority Revenue VRDO	0.020%	9/8/15 LOC	57,300	57,300
Emmaus PA General Authority Revenue VRDO	0.020%	9/8/15 LOC	1,200	1,200
Fleetwood Area PA School District GO	2.000%	6/1/16	980	991
1 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB
VRDO	0.030%	9/8/15	5,000	5,000
1 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB
VRDO	0.030%	9/8/15	2,785	2,785
1 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB
VRDO	0.030%	9/8/15	5,225	5,225
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.010%	9/1/15	1,000	1,000

Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.010%	9/1/15	47,600	47,600
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.010%	9/1/15	5,235	5,235
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.010%	9/1/15	1,500	1,500
Haverford Township PA School District GO
VRDO	0.020%	9/8/15 LOC	5,000	5,000
Hempfield PA Area School District
(Westmoreland County) GO	5.000%	9/15/15 (Prere.)	2,000	2,004
Hempfield PA Area School District
(Westmoreland County) GO	5.000%	9/15/15 (Prere.)	1,000	1,002
1 Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General Hospital
Project) TOB VRDO	0.030%	9/8/15	3,410	3,410
Lehigh County GO	5.000%	11/15/15	3,000	3,029
Lower Merion PA School District GO VRDO	0.020%	9/8/15 LOC	26,685	26,685
Lower Merion PA School District GO VRDO	0.020%	9/8/15 LOC	5,300	5,300
Manheim Township PA School District GO	1.500%	12/1/15	1,645	1,650
Montgomery County PA GO VRDO	0.010%	9/1/15	8,005	8,005
Montgomery County PA Industrial Development
Authority Revenue (Friends' Central School
Project) VRDO	0.020%	9/8/15 LOC	2,515	2,515
North Hills PA School District GO	5.250%	12/15/15 (Prere.)	2,000	2,029
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.020%	9/8/15	21,410	21,410
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.030%	9/8/15	3,500	3,500
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.030%	9/8/15	11,000	11,000
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.010%	9/8/15	11,280	11,280
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.010%	9/8/15	16,185	16,185
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.010%	9/8/15	12,290	12,290
Nuveen Pennsylvania Investment Quality
Municipal Fund VRDP VRDO	0.120%	9/8/15 LOC	50,500	50,500
1 Nuveen Pennsylvania Investment Quality
Municipal Fund VRDP VRDO	0.120%	9/8/15 LOC	39,000	39,000
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (York
Water Co. Project) VRDO	0.040%	9/8/15 LOC	5,000	5,000
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/16	6,000	6,096
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/16	5,190	5,391

1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB VRDO	0.030%	9/8/15 (13)	9,900	9,900
Pennsylvania GO	5.000%	11/15/15	10,000	10,099
Pennsylvania GO	5.000%	1/1/16	625	635
Pennsylvania GO	5.000%	1/1/16 (Prere.)	8,510	8,646
Pennsylvania GO	5.000%	1/1/16 (Prere.)	9,625	9,778
Pennsylvania GO	5.000%	2/15/16	3,955	4,040
Pennsylvania GO	5.000%	2/15/16	21,000	21,455
Pennsylvania GO	5.000%	3/15/16	26,010	26,686
Pennsylvania GO	5.000%	5/1/16	4,350	4,487
Pennsylvania GO	5.000%	6/1/16	15,000	15,526
Pennsylvania GO	5.000%	6/15/16	17,375	18,004
1 Pennsylvania GO TOB VRDO	0.020%	9/8/15	10,400	10,400
1 Pennsylvania GO TOB VRDO	0.030%	9/8/15	5,000	5,000
1 Pennsylvania GO TOB VRDO	0.030%	9/8/15	19,325	19,325
1 Pennsylvania GO TOB VRDO	0.030%	9/8/15	11,400	11,400
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.010%	9/1/15 LOC	21,500	21,500
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.020%	9/8/15 LOC	8,250	8,250
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.020%	9/8/15 LOC	15,420	15,420
Pennsylvania Higher Educational Facilities
Authority Revenue (Gwynedd Mercy College)
VRDO	0.020%	9/8/15 LOC	15,830	15,830
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/16	8,085	8,382
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Presbyterian Medical
Center) TOB VRDO	0.030%	9/8/15	7,200	7,200
Pennsylvania Higher Educational Facilities
Authority Revenue (Susquehanna University)
VRDO	0.030%	9/8/15 LOC	4,300	4,300
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania) TOB VRDO	0.030%	9/8/15	5,000	5,000
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) VRDO	0.010%	9/8/15	55,760	55,760
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.070%	9/8/15	2,300	2,300
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.030%	9/8/15	28,775	28,775
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.030%	9/8/15	16,610	16,610
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.030%	9/8/15	15,960	15,960
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.030%	9/8/15	23,390	23,390
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.040%	9/8/15	6,000	6,000
Pennsylvania Infrastructure Investment Authority
Revenue (PENNVEST Commonwealth
Funded Loan Pool Program)	5.000%	5/15/16	1,790	1,848

1 Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program) TOB VRDO	0.030%	9/8/15	5,055	5,055
Pennsylvania State University Revenue PUT	0.290%	6/1/16	29,500	29,500
1 Pennsylvania State University Revenue TOB
VRDO	0.030%	9/8/15	6,100	6,100
2 Pennsylvania Turnpike Commission Revenue	0.170%	5/1/16	8,135	8,135
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16 (Prere.)	7,695	7,962
Philadelphia Authority for Industrial
Development Revenue (Gift of Life Donor
Program) VRDO	0.020%	9/8/15 LOC	10,660	10,660
Philadelphia PA Airport Revenue VRDO	0.020%	9/8/15 LOC	20,690	20,690
Philadelphia PA Airport Revenue VRDO	0.030%	9/8/15 LOC	17,800	17,800
1 Philadelphia PA Authority for Industrial
Development Revenue (Children's Hospital of
Philadelphia Project) TOB VRDO	0.030%	9/8/15	5,000	5,000
1 Philadelphia PA Authority for Industrial
Development Revenue (Children's Hospital of
Philadelphia Project) TOB VRDO	0.030%	9/8/15	2,500	2,500
Philadelphia PA Authority for Industrial
Development Revenue (Inglis House Project)
VRDO	0.020%	9/8/15	20,800	20,800
Philadelphia PA Gas Works Revenue VRDO	0.010%	9/8/15 LOC	6,350	6,350
Philadelphia PA Gas Works Revenue VRDO	0.010%	9/8/15 LOC	19,600	19,600
Philadelphia PA Gas Works Revenue VRDO	0.020%	9/8/15 LOC	10,530	10,530
Philadelphia PA GO	7.125%	7/15/16 (Prere.)	4,070	4,309
Philadelphia PA GO VRDO	0.020%	9/8/15 LOC	60,550	60,550
1 Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
TOB VRDO	0.030%	9/8/15	4,765	4,765
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.010%	9/1/15	2,400	2,400
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.010%	9/1/15	31,320	31,320
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.010%	9/2/15	31,100	31,100
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.010%	9/8/15 LOC	8,450	8,450
Philadelphia PA School District GO VRDO	0.010%	9/8/15 LOC	7,605	7,605
Philadelphia PA School District GO VRDO	0.020%	9/8/15 LOC	41,975	41,975
Philadelphia PA School District GO VRDO	0.020%	9/8/15 LOC	20,000	20,000
Philadelphia PA TRAN	2.000%	6/30/16	25,000	25,355
Philadelphia PA Water & Waste Water Revenue
VRDO	0.010%	9/8/15 LOC	28,140	28,140
Pittsburg PA GO	5.250%	9/1/15	1,500	1,500
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.010%	9/8/15 LOC	18,900	18,900
Radnor Township PA School District GO	2.000%	11/15/15	1,540	1,546
Ridley PA School District GO VRDO	0.020%	9/8/15 LOC	8,885	8,885
Seneca Valley PA School District GO	2.000%	3/1/16	1,630	1,644

1 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.030%	9/8/15	3,000	3,000
1 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.030%	9/8/15	10,000	10,000
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)
VRDO	0.010%	9/8/15	18,415	18,415
State Public School Building Authority
Pennsylvania Revenue (Haverford Township
School District)	5.250%	3/15/16 (Prere.)	1,755	1,802
State Public School Building Authority
Pennsylvania School Revenue (North
Allegheny School District Project) VRDO	0.020%	9/8/15	18,115	18,115
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University) VRDO	0.010%	9/8/15	3,300	3,300
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
(University Capital Project) RAN	2.000%	8/2/16	35,000	35,544
University of Pittsburgh PA Revenue CP	0.080%	9/1/15	7,500	7,500
University of Pittsburgh PA Revenue CP	0.080%	9/1/15	7,500	7,500
University of Pittsburgh PA Revenue CP	0.090%	9/1/15	25,000	25,000
University of Pittsburgh PA Revenue CP	0.080%	10/1/15	20,000	20,000
University of Pittsburgh PA Revenue CP	0.090%	10/1/15	20,000	20,000
University of Pittsburgh PA Revenue CP	0.060%	11/2/15	20,000	20,000
University of Pittsburgh PA Revenue CP	0.070%	11/2/15	10,000	10,000
University of Pittsburgh PA Revenue CP	0.070%	11/2/15	13,821	13,821
University of Pittsburgh PA Revenue CP	0.050%	11/16/15	3,750	3,750
University of Pittsburgh PA Revenue CP	0.050%	11/16/15	5,000	5,000
West Chester PA Area School District GO	2.000%	11/15/15	3,240	3,252
West Chester PA Area School District GO	5.000%	11/15/15 (Prere.)	2,500	2,525
Wilson PA School District GO	5.250%	12/1/15 (Prere.)	1,500	1,519
Woodland Hills PA School District GO	5.000%	9/1/15 (Prere.)	2,715	2,715
York County PA Industrial Development
Authority Revenue (Crescent Industries Inc.
Project) VRDO	0.120%	9/8/15 LOC	1,690	1,690
Total Investments (99.6%) (Cost $2,104,843)				2,104,843
Other Assets and Liabilities-Net (0.4%)				7,637
Net Assets (100%)				2,112,480

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the aggregate value of these securities was $291,365,000, representing 13.8% of net assets.
2 Adjustable-rate security.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.

Pennsylvania Tax-Exempt Money Market Fund

GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

Pennsylvania Tax-Exempt Money Market Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2015, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.6%)
Pennsylvania (100.3%)
Abington PA School District GO	5.000%	4/1/32 (4)	1,495	1,501
Allegheny County PA GO	5.000%	11/1/27	2,575	2,938
Allegheny County PA GO	5.000%	11/1/29	4,000	4,487
Allegheny County PA GO	5.000%	12/1/30	1,365	1,559
Allegheny County PA GO	5.250%	12/1/32	1,000	1,142
Allegheny County PA GO	5.250%	12/1/33	1,000	1,142
Allegheny County PA GO	5.000%	12/1/34	1,695	1,916
Allegheny County PA GO	5.000%	12/1/34	3,600	3,996
Allegheny County PA GO	5.000%	12/1/37 (4)	10,000	11,074
Allegheny County PA GO	5.000%	12/1/37	10,000	11,074
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/30	2,545	2,730
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.250%	3/1/26	4,005	4,521
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/28	1,940	2,194
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/29	1,700	1,914
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/30	1,180	1,344
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/31	770	863
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/33	1,000	1,104
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	4,020	4,494
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	1.021%	2/1/37	3,000	2,653
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.625%	8/15/39	10,835	12,133
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	7,500	8,777
Allegheny County PA Sanitary Authority Sewer
Revenue	5.500%	12/1/16 (ETM)	11,295	11,898
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/24 (14)	6,000	6,072
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/26 (4)	4,925	5,637
1 Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/27 (15)	5,300	6,221

Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/30 (4)	3,500	3,986
1 Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/30 (15)	3,400	3,909
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/32 (14)	12,000	12,680
1 Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/35	5,000	5,614
1 Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/40	4,250	4,721
Allegheny County PA Sanitary Authority Sewer
Revenue	5.250%	12/1/41 (15)	3,500	3,973
Allegheny County PA Sanitary Authority Sewer
Revenue	5.250%	12/1/44 (15)	6,210	7,030
1 Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/45	4,620	5,099
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/26	400	436
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/29	250	269
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/35	11,530	12,095
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	11,120	11,540
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/20	2,000	2,283
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/22	1,240	1,437
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/23	1,750	2,010
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/25	1,620	1,832
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/28	2,000	2,241
Bensalem Township PA School District GO	5.250%	6/15/17 (Prere.)	3,700	4,005
Berks County PA GO	0.000%	11/15/15 (14)	6,250	6,246
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.500%	11/1/31	3,500	3,985
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.750%	11/1/39	4,615	5,287
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.000%	11/1/40	6,935	7,544
2 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.020%	9/8/15 LOC	6,600	6,600
Blair County PA Hospital Authority Hospital
Revenue (Altoona Hospital Project)	5.500%	7/1/16 (2)	1,760	1,805
Bristol Township PA School District GO	5.250%	6/1/37	5,000	5,669
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/29 (4)	2,000	2,224
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/33 (4)	2,000	2,213
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/37 (4)	3,500	3,860
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	7.125%	7/1/19 (Prere.)	1,075	1,314

Butler County PA Hospital Authority Revenue
(Butler Health System Project)	7.250%	7/1/19 (Prere.)	310	380
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/26	500	570
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/27	490	551
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/28	540	602
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/29	1,670	1,843
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/30	1,370	1,504
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/35	4,430	4,813
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/39	3,250	3,495
Cambria County PA GO	5.000%	8/1/22 (15)	1,500	1,734
Cambria County PA GO	5.000%	8/1/23 (15)	1,500	1,741
Canon-McMillan PA School District GO	5.000%	12/15/37 (15)	3,000	3,369
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	7,125	8,287
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.375%	12/1/41	3,000	3,389
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/32	6,280	6,833
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/36	5,000	5,391
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	6.250%	11/15/41	4,465	5,166
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/44	3,000	3,217
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	7.000%	11/15/46	6,930	8,296
Chambersburg PA Area School District GO	5.250%	9/1/15 (Prere.)	2,125	2,125
Chambersburg PA Area School District GO	5.250%	9/1/15 (Prere.)	1,680	1,680
Chambersburg PA Area School District GO	5.250%	2/1/37	2,535	2,775
Chartiers Valley PA School District GO	5.000%	10/15/35	1,135	1,278
Chartiers Valley PA School District GO	5.000%	10/15/40	2,750	3,049
Chester County PA GO	5.000%	7/15/17 (Prere.)	4,345	4,698
Chester County PA GO	5.000%	7/15/17 (Prere.)	5,000	5,406
Chester County PA GO	5.000%	11/15/30	3,740	4,304
Chester County PA GO	5.000%	11/15/31	2,350	2,696
Chester County PA GO	5.000%	11/15/31	3,000	3,494
Chester County PA GO	5.000%	11/15/32	1,000	1,145
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/18	1,105	1,143
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/20	650	670
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/22	795	816
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/31	4,500	4,587
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/31	2,720	3,012
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/40	30,485	33,309

Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/30	1,100	1,163
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/35	785	819
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/45	2,990	3,091
Chester County PA School Authority Revenue	5.000%	10/1/15 (Prere.)	2,670	2,681
Chester County PA School Authority Revenue	5.000%	10/1/15 (Prere.)	1,000	1,004
Chester County PA School Authority Revenue	5.000%	10/1/15 (Prere.)	1,575	1,581
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/29	2,000	2,118
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/32 (10)	4,980	5,041
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/33	3,000	3,133
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/37 (10)	6,360	6,422
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/45	2,000	2,066
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/28	1,365	1,516
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/31	5,000	5,475
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/33	7,760	8,464
2 Commonwealth Financing Authority
Pennsylvania Revenue TOB VRDO	0.120%	9/8/15 (4)	9,855	9,855
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.000%	1/1/17 (Prere.)	2,700	2,853
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.375%	1/1/19 (Prere.)	1,800	2,110
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.375%	1/1/39	200	229
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/32	2,225	2,474
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/37	2,000	2,207
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/42	3,105	3,408
Dallas PA Area Muni Authority University
Revenue (Misericordia University Project)	5.000%	5/1/37	2,500	2,651
Dallas PA School District GO	5.000%	4/1/29 (11)	5,385	5,669
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/29	260	298

Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/36	15,165	17,304
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/42	21,040	22,568
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31	5,025	5,120
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/26	1,000	1,115
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/28	1,000	1,111
Delaware County PA Authority University
Revenue (Villanova University)	5.250%	12/1/31	600	674
Delaware County PA Regional Water Quality
Control Authority Revenue	5.000%	5/1/27	3,240	3,759
Delaware County PA Regional Water Quality
Control Authority Revenue	5.000%	5/1/40	1,500	1,664
Delaware County PA Vocational-Technical
School Authority Lease Revenue (Delaware
County Intermediate Unit No. 25 Project)	5.000%	11/1/38 (15)	1,250	1,364
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/25	1,100	1,266
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/30	500	575
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/33 (15)	4,000	4,105
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/23	2,425	2,769
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/24	3,220	3,648
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/25	2,715	3,070
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	3,000	3,366
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	1,000	1,119
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/31	3,500	3,977
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/34	3,500	3,936
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	10,000	11,103
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/37	12,000	13,438
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	10,000	11,137
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.010%	9/8/15 LOC	4,325	4,325
Delaware Valley PA Regional Finance Authority
Revenue	7.750%	7/1/27 (2)	130	183
Delaware Valley PA Regional Finance Authority
Revenue	5.500%	8/1/28 (2)	3,840	4,490
Delaware Valley PA Regional Finance Authority
Revenue	5.750%	7/1/32	860	1,037
Doylestown PA Hospital Authority Revenue	5.000%	7/1/20 (12)	5,060	5,496
Doylestown PA Hospital Authority Revenue	5.000%	7/1/21 (12)	3,000	3,281

Doylestown PA Hospital Authority Revenue	5.000%	7/1/22 (12)	3,455	3,760
Doylestown PA Hospital Authority Revenue	5.000%	7/1/25	3,730	4,058
Doylestown PA Hospital Authority Revenue	5.000%	7/1/26	4,445	4,797
Doylestown PA Hospital Authority Revenue	5.000%	7/1/27	1,170	1,258
Doylestown PA Hospital Authority Revenue	5.000%	7/1/28	1,000	1,072
Doylestown PA Hospital Authority Revenue	5.000%	7/1/29	865	924
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/30	825	877
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/30	1,280	1,347
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/34	1,000	1,043
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/35	1,250	1,297
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/45	4,250	4,366
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/47	3,750	3,870
East Norriton-Plymouth-Whitpain PA Joint
Sewer Authority Revenue	5.000%	8/1/38	2,500	2,737
East Norriton-Plymouth-Whitpain PA Joint
Sewer Authority Revenue	5.000%	8/1/41	2,100	2,284
Emmaus PA General Authority Revenue VRDO	0.010%	9/8/15 LOC	900	900
Erie City PA Water Authority Revenue	5.000%	12/1/49 (4)	5,000	5,588
Erie County PA GO	5.000%	9/1/15 (Prere.)	5,525	5,525
Erie County PA Hospital Authority Revenue
(Hamot Health Foundation)	5.000%	11/1/35 (11)	3,250	3,304
Fox Chapel PA Area School District GO	5.000%	8/1/31	3,000	3,398
Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/42	17,075	18,582
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.125%	6/1/34	5,000	5,480
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.250%	6/1/39	20,735	22,826
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	6/1/41	5,000	5,553
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.010%	9/1/15	1,400	1,400
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.010%	9/1/15	5,100	5,100
Hampden Township PA GO	5.000%	5/15/31	1,060	1,212
Hazleton PA Area School District GO	6.000%	3/1/16 (14)	4,970	5,070
Hazleton PA Area School District GO	0.000%	3/1/17 (14)	4,425	4,341
Hempfield PA School District GO	5.000%	10/15/29	4,045	4,564
Hempfield PA School District GO	5.000%	10/15/30	2,920	3,303
Jim Thorpe PA Area School District GO	5.000%	3/15/25 (15)	370	435
Jim Thorpe PA Area School District GO	5.000%	3/15/27 (15)	300	348
Lackawanna County PA GO	5.000%	9/15/29 (2)	1,975	2,007
Lackawanna County PA GO	5.000%	9/15/29 (4)	3,745	3,829
Lake Lehman PA School District GO	0.000%	4/1/16 (14)	1,310	1,306

Lake Lehman PA School District GO	0.000%	4/1/17 (14)	1,315	1,287
Lake Lehman PA School District GO	0.000%	4/1/18 (14)	1,000	955
Lancaster County PA GO	5.000%	11/1/32 (4)	5,000	5,415
Lancaster County PA Hospital Authority Health
Center Revenue (Masonic Homes Project)
VRDO	0.010%	9/1/15 LOC	6,380	6,380
Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General Hospital
Project)	5.000%	7/1/42	6,220	6,742
2 Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General Hospital
Project) TOB VRDO	0.030%	9/8/15	6,765	6,765
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/30	3,000	3,419
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/31	4,235	4,806
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/32	2,600	2,943
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/33	9,000	10,129
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/27	2,775	2,848
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/37	4,000	4,320
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.000%	5/1/21	500	529
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.375%	5/1/28	1,250	1,343
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.750%	5/1/35	2,200	2,387
Lehigh County PA Authority Water & Sewer
Revenue	0.000%	12/1/24	1,695	1,230
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	14,305	15,874
Lehigh County PA Authority Water & Sewer
Revenue	5.125%	12/1/47	4,000	4,461
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	7.000%	7/1/16 (14)	765	800
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/33	5,000	5,111
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/35 (4)	5,000	5,351
Lower Merion PA School District GO	5.000%	9/1/17 (Prere.)	5,885	6,392
Lower Merion PA School District GO	5.000%	9/1/28	1,960	2,102
Lower Merion PA School District GO	5.000%	9/1/30	8,670	9,296
Lower Merion PA School District GO	5.000%	9/1/32	5,000	5,350
Luzerne County PA GO	5.250%	12/15/21 (14)	5,320	5,925
Luzerne County PA GO	5.000%	11/15/29 (4)	2,500	2,765

Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.)	5.500%	12/1/39	10,000	10,986
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	5/1/26	2,000	2,271
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.250%	10/1/27 (12)	5,395	5,837
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	7/1/30	5,565	6,082
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.500%	10/1/37 (12)	6,650	7,238
Lycoming County PA Authority Health System
Revenue (Susquehanna Health System
Project)	5.375%	7/1/23	565	619
Lycoming County PA Authority Health System
Revenue (Susquehanna Health System
Project)	5.500%	7/1/28	35	38
Lycoming County PA Authority Revenue
(Lycoming College)	5.500%	11/1/33	2,935	3,371
McKeesport PA Area School District GO	0.000%	10/1/16 (14)	4,655	4,602
McKeesport PA Area School District GO	0.000%	10/1/18 (2)	2,650	2,465
Middletown PA School District GO	5.000%	3/1/29	1,660	1,870
Middletown PA School District GO	5.000%	3/1/30	2,865	3,217
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/27	2,000	2,081
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/32	1,400	1,496
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/29	1,500	1,682
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/30	4,900	5,478
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/42	10,865	11,856
Montgomery County PA GO	5.000%	10/15/16 (Prere.)	345	363
Montgomery County PA GO	5.000%	10/15/16 (Prere.)	360	379
Montgomery County PA GO	5.000%	10/15/16 (Prere.)	90	95
Montgomery County PA GO	5.000%	10/15/31	6,015	6,278
Montgomery County PA GO VRDO	0.010%	9/1/15	6,995	6,995
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	5,000	5,461
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/31	14,705	16,113
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.125%	6/1/33	13,545	14,628
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/29	2,580	2,818
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/30	1,000	1,086
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,000	3,273
Montgomery County PA Higher Education &
Health Authority Revenue (Dickinson College)	5.000%	5/1/31 (11)	5,750	5,896

Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/24	1,165	1,300
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/25	1,200	1,324
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/26	1,000	1,092
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/27	1,000	1,082
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.250%	1/1/36	16,000	16,051
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/28	3,795	4,172
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/30	5,000	5,407
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/36	11,250	12,040
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/45	18,500	19,594
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/46	3,300	3,495
Montgomery County PA Industrial Development
Authority Health Services Revenue (Jefferson
Health System)	5.000%	10/1/41	4,110	4,434
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/22	2,500	2,573
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.375%	8/1/20 (Prere.)	14,420	17,100
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	6.625%	12/1/30	1,565	1,785
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.000%	1/1/30	1,250	1,253
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.250%	1/1/40	4,000	3,927
Montour PA School District GO	5.000%	4/1/36 (4)	5,240	5,903
Montour PA School District GO	5.000%	4/1/40 (4)	3,170	3,545
Moon Area School District PA GO	5.000%	11/15/28	2,970	3,413
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.000%	7/1/45	3,500	3,464
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/31	6,270	6,785

North Pocono PA School District GO	5.000%	9/15/15 (Prere.)	4,035	4,043
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/23	1,250	1,362
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/24	1,295	1,406
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.375%	8/15/28	6,675	7,300
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/33	10,000	10,725
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/35	45	49
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/40	5,100	5,548
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College)	5.000%	11/1/32	4,000	4,560
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University)	5.000%	11/15/39	2,595	2,862
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	7/1/32	1,775	1,820
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	7/1/36	1,000	1,025
Owen J. Roberts Pennsylvania School District
GO	5.000%	5/15/27	500	579
Owen J. Roberts Pennsylvania School District
GO	5.000%	5/15/28	500	576
Owen J. Roberts Pennsylvania School District
GO	4.000%	5/15/29	1,200	1,263
Owen J. Roberts Pennsylvania School District
GO	4.000%	5/15/30	1,900	1,988
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	9,000	10,472
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/29 (4)	2,000	1,086
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/30 (4)	3,710	1,912
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	5.500%	1/1/31 (4)	3,000	3,494
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	5.500%	1/1/32 (4)	3,000	3,484
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/36 (4)	6,045	2,336

Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/38 (4)	5,525	1,895
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	5.250%	1/1/44 (4)	6,500	7,138
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/28	3,000	3,454
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31	5,000	5,648
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32	10,000	11,230
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33	11,405	12,750
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/43	4,500	4,936
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/45	5,000	5,498
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (American
Water Co. Project)	6.200%	4/1/39	5,000	5,722
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	10/1/39	5,500	6,124
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	4.750%	11/15/40	2,500	2,754
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	11/15/40	4,075	4,556
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	12/1/43	10,000	11,244
Pennsylvania GO	5.000%	7/1/17	16,000	17,251
Pennsylvania GO	5.000%	8/1/17	10,000	10,813
Pennsylvania GO	5.000%	2/15/18	12,745	13,972
Pennsylvania GO	5.000%	5/1/18	15,000	16,553
Pennsylvania GO	5.000%	5/1/19	5,000	5,634
Pennsylvania GO	5.000%	7/1/19	15,000	16,966
Pennsylvania GO	5.000%	7/1/20	7,225	8,309
Pennsylvania GO	5.000%	11/15/20	8,740	10,108
Pennsylvania GO	5.375%	7/1/21	16,000	18,877
Pennsylvania GO	5.000%	7/1/22	10,000	11,691
Pennsylvania GO	5.000%	8/15/24	5,000	5,925
Pennsylvania GO	5.000%	11/15/24	10,000	11,545
Pennsylvania GO	5.000%	6/1/25	10,000	11,552
Pennsylvania GO	5.000%	11/15/25	10,000	11,508
Pennsylvania GO	5.000%	6/1/26	10,000	11,431
Pennsylvania GO	5.000%	11/15/26	6,705	7,691
Pennsylvania GO	5.000%	6/1/27	10,000	11,357
Pennsylvania GO	5.000%	3/15/28	18,550	21,604
Pennsylvania GO	5.000%	4/1/28	10,000	11,431
Pennsylvania GO	5.000%	6/1/28	5,000	5,651
Pennsylvania GO	4.000%	8/15/28 (4)	10,010	10,743
Pennsylvania GO	4.000%	10/15/28	10,000	10,666
Pennsylvania GO	4.000%	4/1/29	10,000	10,548
Pennsylvania GO	4.000%	8/15/29 (4)	6,290	6,683

Pennsylvania GO	5.000%	11/15/29	5,000	5,680
Pennsylvania GO	4.000%	4/1/30	10,000	10,480
Pennsylvania GO	4.000%	6/15/30	10,000	10,452
Pennsylvania GO	4.000%	8/15/30 (4)	7,640	8,057
Pennsylvania GO	5.000%	10/15/30	6,650	7,582
Pennsylvania GO	5.000%	10/15/31	14,955	16,958
Pennsylvania GO	5.000%	6/1/32	8,115	8,861
Pennsylvania GO	5.000%	10/15/32	15,000	16,952
2 Pennsylvania GO TOB VRDO	0.070%	9/8/15	8,000	8,000
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/20	595	653
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/21	1,245	1,370
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/27	1,250	1,338
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/42	535	553
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/26	900	1,075
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/28	1,450	1,641
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/29	1,260	1,418
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/30	1,205	1,349
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/31	1,085	1,210
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32	1,000	1,112
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32 (14)	4,950	5,278
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/37 (14)	9,600	10,263
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.010%	9/1/15 LOC	1,905	1,905
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	0.640%	7/1/17 (10)	1,995	1,998
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.125%	7/1/39 (10)	10,000	10,086
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/41	500	526
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/24	3,995	4,499
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	4,000	4,520
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	1,595	1,781
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	3,615	4,078

Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/31	1,670	1,855
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/34	5,535	6,130
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.250%	5/1/27	3,000	3,125
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/37	5,800	6,088
Pennsylvania Higher Educational Facilities
Authority Revenue (Lock Haven University
Foundation Student Housing Project)	4.000%	7/1/28	3,500	3,469
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/24	1,055	1,177
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/27	1,175	1,276
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/28	1,250	1,347
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/32	2,000	2,113
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/30	2,000	2,095
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/35	1,400	1,447
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/44	4,940	5,061
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock University
Foundation)	4.500%	7/1/28 (10)	5,000	5,005
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock University
Foundation)	5.000%	7/1/31 (10)	5,000	5,067
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/33	1,265	1,378
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/34	4,000	4,320
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/40	9,920	10,836
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/35	7,755	8,597
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	11,120	12,216
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/32	3,965	4,435
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/39 (2)	9,000	9,442
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/39	9,565	10,561
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/40	1,000	1,065
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/45	17,800	19,372

Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/50	10,000	10,972
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/27	1,285	1,486
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/28	3,390	3,909
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/28	4,015	4,819
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/29	1,600	1,840
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/30	2,260	2,587
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/34	5,000	5,841
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/41	9,400	10,387
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/24	2,765	3,194
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.250%	8/15/25	4,000	4,647
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/26	2,750	3,272
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/27	1,000	1,183
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/29	500	582
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/30	3,055	3,422
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/31	750	866
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/31	3,860	4,316
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/32	2,000	2,225
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/33	1,180	1,348
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/34	2,695	3,071

Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/35	2,420	2,749
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/40	11,000	12,367
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.750%	8/15/41	4,000	4,677
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/42	16,260	17,796
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Scranton)	5.000%	5/1/16 (Prere.)	4,080	4,207
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/18 (Prere.)	2,285	2,567
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/18 (Prere.)	1,800	2,022
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/18 (Prere.)	2,745	3,084
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/36	7,265	8,072
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/42	4,700	5,159
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	6.000%	7/1/21	2,125	2,425
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/31	4,000	4,187
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	2,500	2,584
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.125%	10/1/25	1,500	1,562
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.500%	10/1/30	1,500	1,553
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.050%	10/1/40	1,525	1,513
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.150%	10/1/45	2,000	1,983
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/18 (Prere.)	17,530	19,770
Pennsylvania Infrastructure Investment Authority
Revenue (PENNVEST Commonwealth
Funded Loan Pool Program)	5.000%	5/15/31	1,755	2,061
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/22	3,230	3,719
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/24	2,000	2,305

Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/25	1,610	1,851
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/27 (4)	12,880	13,480
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/31 (4)	18,305	19,057
Pennsylvania State University Revenue	5.000%	8/15/19	920	1,003
Pennsylvania State University Revenue	5.000%	3/1/22	1,250	1,394
Pennsylvania State University Revenue	5.000%	3/1/23	2,020	2,239
Pennsylvania State University Revenue	5.000%	8/15/24	2,000	2,185
Pennsylvania State University Revenue	5.000%	3/1/26	4,800	5,312
Pennsylvania State University Revenue	5.000%	9/1/27	2,205	2,631
Pennsylvania State University Revenue	5.000%	9/1/27	3,000	3,580
Pennsylvania State University Revenue	5.000%	3/1/28	1,000	1,104
Pennsylvania State University Revenue	5.000%	9/1/29	2,500	2,500
Pennsylvania State University Revenue	5.000%	9/1/29	1,170	1,379
Pennsylvania State University Revenue	5.000%	9/1/29	2,065	2,433
Pennsylvania State University Revenue	5.000%	9/1/30	1,100	1,292
Pennsylvania State University Revenue	5.000%	9/1/30	6,900	8,104
2 Pennsylvania State University Revenue TOB
VRDO	0.030%	9/8/15 LOC	22,945	22,945
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/27	2,540	2,878
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/29	2,925	3,277
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/37	4,000	4,397
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/41	2,720	2,957
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/41	7,000	7,944
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/43	5,430	5,925
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/26 (2)	4,000	4,200
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/27 (2)	3,000	3,140
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	0.000%	12/1/37	2,000	858
Pennsylvania Turnpike Commission Registration
Fee Revenue VRDO	0.040%	9/8/15 (4)	11,670	11,670
3 Pennsylvania Turnpike Commission Revenue	0.570%	12/1/16	1,310	1,314
3 Pennsylvania Turnpike Commission Revenue	0.620%	12/1/17	4,000	3,991
3 Pennsylvania Turnpike Commission Revenue	0.700%	12/1/18	1,000	997
3 Pennsylvania Turnpike Commission Revenue	1.290%	12/1/20	2,500	2,537
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/24	1,000	1,162
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	16,665	18,721
Pennsylvania Turnpike Commission Revenue	5.375%	6/1/28	12,785	14,013
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/28 (4)	6,875	8,387
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/29	2,525	2,987
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	3,400	3,760
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	4,600	5,188
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/30	2,500	2,948
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	9,500	10,729

Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	10,000	11,226
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33	17,920	19,593
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	1,250	1,209
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	2,000	2,234
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,800	10,977
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/33	2,560	2,917
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,000	2,209
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	10,000	11,168
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,600	2,904
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/34	4,410	5,001
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	12,435	13,388
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/36	2,500	2,933
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	3,000	3,583
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	8,650	9,524
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	7,615	8,313
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/38 (12)	21,595	24,171
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/38	2,500	2,372
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	7,500	8,220
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39 (12)	10,000	10,940
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	30,895	33,892
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/39	23,000	25,771
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	2,000	2,209
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	2,000	2,241
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,500	8,194
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,200	7,979
Pennsylvania Turnpike Commission Revenue	5.125%	12/1/40	20	22
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/41	9,365	5,469
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/41	22,000	24,515
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	9,500	10,321
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	2,500	2,774
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	6,900	7,585
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	6,000	6,596
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44	2,640	2,923
Philadelphia PA Airport Parking Authority
Revenue	5.125%	2/15/24 (2)	1,045	1,049
Philadelphia PA Airport Parking Authority
Revenue	5.250%	9/1/24	4,025	4,550
Philadelphia PA Airport Parking Authority
Revenue	5.125%	9/1/29	5,975	6,549
Philadelphia PA Airport Revenue	5.000%	6/15/23	3,000	3,363
Philadelphia PA Airport Revenue	5.000%	6/15/24	5,000	5,583
Philadelphia PA Airport Revenue	5.000%	6/15/25	8,505	9,496
Philadelphia PA Airport Revenue	5.250%	6/15/30	6,890	7,770
1 Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/28	1,500	1,673
1 Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/29	3,500	3,876
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/33	15,075	16,941
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/40	7,430	8,209
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	4.000%	7/1/44	10,900	11,037
Philadelphia PA Gas Works Revenue	3.000%	8/1/16 (4)	10	10
Philadelphia PA Gas Works Revenue	5.000%	8/1/16	3,050	3,175
Philadelphia PA Gas Works Revenue	5.000%	8/1/17 (4)	25	27

Philadelphia PA Gas Works Revenue	5.250%	8/1/17	2,000	2,165
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (2)	25	27
Philadelphia PA Gas Works Revenue	5.000%	7/1/18 (4)	5	6
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (4)	6,000	6,740
Philadelphia PA Gas Works Revenue	3.500%	8/1/18 (4)	75	80
Philadelphia PA Gas Works Revenue	5.000%	8/1/19 (4)	10	11
Philadelphia PA Gas Works Revenue	5.000%	7/1/20 (4)	15	17
Philadelphia PA Gas Works Revenue	5.000%	7/1/22 (4)	10	11
Philadelphia PA Gas Works Revenue	5.000%	10/1/22 (2)	5,730	6,151
Philadelphia PA Gas Works Revenue	5.000%	10/1/27 (2)	1,750	1,861
Philadelphia PA Gas Works Revenue	5.000%	10/1/28 (2)	75	80
Philadelphia PA Gas Works Revenue	5.000%	8/1/29	2,000	2,271
Philadelphia PA Gas Works Revenue	5.000%	8/1/30 (4)	25	28
Philadelphia PA Gas Works Revenue	5.000%	8/1/30	2,000	2,262
Philadelphia PA Gas Works Revenue	5.000%	8/1/31	1,750	1,968
Philadelphia PA Gas Works Revenue	5.000%	8/1/32	2,000	2,237
Philadelphia PA Gas Works Revenue	5.000%	10/1/37 (2)	3,000	3,192
Philadelphia PA Gas Works Revenue	5.250%	8/1/40	145	160
Philadelphia PA Gas Works Revenue	5.250%	8/1/40 (4)	105	117
Philadelphia PA GO	7.125%	7/15/16 (Prere.)	3,500	3,709
Philadelphia PA GO	5.000%	8/1/16 (Prere.)	8,005	8,350
Philadelphia PA GO	5.000%	8/1/16 (Prere.)	6,235	6,503
Philadelphia PA GO	5.875%	8/1/16 (Prere.)	800	841
Philadelphia PA GO	5.250%	7/15/25	5,000	5,684
Philadelphia PA GO	5.000%	8/1/28	4,000	4,547
Philadelphia PA GO	5.000%	8/1/30	4,000	4,492
Philadelphia PA GO	5.000%	8/1/31	3,700	4,148
Philadelphia PA GO	5.250%	7/15/33	3,585	4,067
Philadelphia PA GO	6.000%	8/1/36	7,430	8,585
Philadelphia PA GO	6.500%	8/1/41	3,785	4,506
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)	5.000%	7/1/32	21,155	23,703
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)	4.500%	7/1/37	410	422
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)	5.000%	7/1/41	2,500	2,764
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.010%	9/1/15	9,100	9,100
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.010%	9/1/15	9,980	9,980
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.010%	9/1/15	3,380	3,380
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	3,000	3,043
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/34	640	634

Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	2,000	2,095
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/34	3,250	3,702
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/39	9,500	10,821
Philadelphia PA Redevelopment Authority
Revenue	5.000%	4/15/27	2,000	2,269
Philadelphia PA Redevelopment Authority
Revenue	5.000%	4/15/28	3,000	3,377
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	295	339
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	11
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	20	23
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	20	23
Philadelphia PA School District GO	5.250%	9/1/22	7,500	8,420
Philadelphia PA School District GO	5.250%	9/1/23	7,500	8,413
Philadelphia PA School District GO	5.000%	6/1/26 (14)	5,000	5,865
Philadelphia PA School District GO	5.000%	9/1/27	2,415	2,737
Philadelphia PA School District GO	5.000%	9/1/29	2,665	2,967
Philadelphia PA School District GO	5.000%	9/1/31	2,000	2,196
Philadelphia PA School District GO	6.000%	9/1/38	19,655	21,911
Philadelphia PA Water & Waste Water Revenue	5.600%	8/1/18 (ETM)	925	1,032
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/30	4,000	4,600
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/32	5,000	5,496
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/32	5,000	5,695
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/35 (4)	7,000	7,832
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/36	10,500	11,656
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/36	9,985	10,972
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/40	10,000	10,964
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/40 (4)	7,000	7,744
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/41	7,210	7,984
Philadelphia PA Water & Waste Water Revenue	5.125%	1/1/43	9,000	9,964
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/43	4,375	4,814
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/45	10,000	10,916
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Hotel Room Excise Tax
Revenue	5.000%	2/1/26 (4)	3,030	3,415
Pittsburgh PA GO	5.000%	9/1/28 (15)	1,500	1,742
Pittsburgh PA GO	5.000%	9/1/31 (15)	1,120	1,282
Pittsburgh PA GO	5.000%	9/1/32 (15)	2,090	2,377
Pittsburgh PA School District GO	5.000%	9/1/24	1,000	1,141
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/27 (14)	10,830	6,864
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/29 (14)	10,000	5,712
Pittsburgh PA Water & Sewer Authority
Revenue	5.250%	9/1/36	5,000	5,696
Pittsburgh PA Water & Sewer Authority
Revenue	5.250%	9/1/40	5,000	5,658
Plum Borough PA School District GO	5.000%	9/15/36 (15)	4,920	5,492
Pocono Mountain PA School District GO	5.000%	9/1/31 (4)	3,000	3,063
Pocono Mountains PA Industrial Park Authority
Hospital Revenue (St. Luke's Hospital
Obligated Group)	5.000%	8/15/40	3,750	4,077
Reading PA Area Water Authority Revenue	5.000%	12/1/31	1,000	1,102
Reading PA School District GO	5.000%	1/15/29 (4)	5,000	5,070
Scranton PA School District GO	5.250%	6/15/16 (Prere.)	2,750	2,858
Scranton PA School District GO	5.250%	6/15/16 (Prere.)	2,375	2,468

Scranton-Lackawanna PA Health & Welfare
Authority Revenue (University of Scranton)	5.000%	11/1/32 (10)	4,075	4,354
Snyder County PA Higher Education Authority
Revenue (Susquehanna University Project)	5.000%	1/1/27	1,765	2,051
Snyder County PA Higher Education Authority
Revenue (Susquehanna University Project)	5.000%	1/1/28	1,865	2,145
Snyder County PA Higher Education Authority
Revenue (Susquehanna University Project)	5.000%	1/1/29	1,335	1,519
Snyder County PA Higher Education Authority
Revenue (Susquehanna University Project)	5.000%	1/1/30	1,180	1,337
Snyder County PA Higher Education Authority
Revenue (Susquehanna University Project)	5.000%	1/1/31	1,250	1,408
Snyder County PA Higher Education Authority
Revenue (Susquehanna University Project)	5.000%	1/1/32	1,695	1,902
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/16 (Prere.)	5,000	5,081
South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial
Hospital Project)	5.750%	7/1/18 (ETM)	3,000	3,240
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/18 (Prere.)	11,440	12,994
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	8,560	9,394
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/28	2,775	3,169
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/29	1,500	1,703
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/34	1,130	1,259
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/44	2,500	2,749
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	6,879
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	5,611
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/26	5,000	5,613
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/27	3,000	3,359
State College PA Area School District GO	5.000%	3/15/34	2,000	2,280
State College PA Area School District GO	5.000%	3/15/40	3,000	3,364
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Allegheny County Project)	5.000%	7/15/22 (4)	1,100	1,252
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/29 (15)	1,210	1,386
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/30 (15)	1,035	1,179
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/28	2,370	2,723
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/33	1,025	1,147

State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.500%	5/1/33	6,165	7,145
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/34	2,125	2,368
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/35	1,510	1,676
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	4/1/22	1,250	1,432
Susquehanna PA Area Regional Airport
Authority System Revenue	4.000%	1/1/33	5,000	4,856
Swarthmore Borough PA Authority College
Revenue	5.000%	9/15/29	400	469
Swarthmore Borough PA Authority College
Revenue	5.000%	9/15/30	1,020	1,191
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/29	1,055	1,243
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/31	810	944
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/32	1,000	1,161
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/37	2,000	2,272
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/42	2,000	2,262
Unionville-Chadds Ford PA School District GO	5.000%	6/1/32	6,440	7,241
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	9/15/24	3,000	3,416
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/29	14,000	15,879
2 University of Pittsburgh PA Revenue TOB
VRDO	0.030%	9/8/15	6,660	6,660
West Chester PA Area School District GO	5.000%	11/15/15 (Prere.)	7,480	7,555
West Shore PA Area Authority Hospital
Revenue (Holy Spirit Hospital of the Sisters of
Christian Charity Project)	6.000%	1/1/26	655	772
West Shore PA Area Authority Hospital
Revenue (Holy Spirit Hospital of the Sisters of
Christian Charity Project)	5.625%	1/1/32	5,600	6,558
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/22	1,000	1,101
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/25	1,605	1,776
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/30	1,500	1,597
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/35	1,750	1,830

West View PA Municipal Authority Water
Revenue	5.000%	11/15/33	1,500	1,705
West View PA Municipal Authority Water
Revenue	5.000%	11/15/34	1,500	1,697
West York PA Area School District GO	5.000%	4/1/33	4,245	4,762
2 Westmoreland County PA Industrial
Development Authority Revenue	4.720%	7/1/35	3,000	3,063
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.125%	7/1/30	1,500	1,624
Westmoreland County PA Municipal Authority
Revenue	6.125%	7/1/17 (ETM)	2,775	2,929
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/33	9,465	10,611
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/37	7,895	8,792
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/23 (14)	5,000	3,978
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/24 (14)	4,000	3,050
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/30	2,315	2,612
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/31	2,430	2,728
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/34	1,000	1,109
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/35	4,110	4,548
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	4,990	5,451
Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/27	2,200	2,293
Wyoming PA Area School District GO	5.000%	9/1/29 (14)	5,020	5,109
York County PA GO	5.000%	12/1/15 (Prere.)	6,000	6,073
York County PA GO	5.000%	6/1/31	2,180	2,515
York County PA GO	5.000%	6/1/33	4,000	4,579
York County PA GO	5.000%	6/1/38	5,000	5,584
				3,214,976
Guam (0.2%)
1 Guam Government Business Privilege Tax
Revenue	5.000%	11/15/39	4,900	5,312
Guam Power Authority Revenue	5.000%	10/1/27	1,000	1,122
				6,434
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	3,350	3,608

Puerto Rico (0.0%)
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.750%	7/1/22 (ETM)	10	12
Total Investments (100.6%) (Cost $3,064,122)				3,225,030
Other Assets and Liabilities-Net (-0.6%)				(18,939)
Net Assets (100%)				3,206,091
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2015.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the aggregate value of these securities was $63,888,000, representing 2.0% of net assets.
3 Adjustable-rate security.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).

Pennsylvania Long-Term Tax-Exempt Fund

(17) RFAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.
LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at August 31, 2015.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2015, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

D. At August 31, 2015, the cost of investment securities for tax purposes was $3,067,700,000. Net unrealized appreciation of investment securities for tax purposes was $157,330,000, consisting of unrealized gains of $162,783,000 on securities that had risen in value since their purchase and $5,453,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 16, 2015
VANGUARD PENNSYLVANIA TAX-FREE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 16, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.